Accumulated Other Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2017
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

16. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The Company’s share of comprehensive income (loss) includes net income plus other comprehensive income, which includes changes in fair value of certain derivatives designated as cash flow hedges, certain changes in pension and other retirement benefit plans, foreign currency translations gains and losses, changes in the fair value of available-for-sale securities, the Company’s share of other comprehensive income (loss) of entities accounted for using the equity method, and reclassifications for amounts included in net income (loss) less net income (loss) and other comprehensive income (loss) attributable to the noncontrolling interest. For more information on derivative instruments, see “Note 15: Financial Instruments”. For more information on pensions and retirement benefit obligations, see “Note 6: Employee Benefit Plans and Postretirement Benefits”. The Company’s other comprehensive income (loss) amounts are aggregated within accumulated other comprehensive income (loss). The tax effect for each component of other comprehensive income (loss) consisted of the following (in millions):

Three Months Ended June 30, 2017	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$76	$(6)	$70
Changes in retirement plans’ funded status	27	(11)	16
Foreign currency translation	(292)	—	(292)
Share of other comprehensive loss of entities using the equity method	27	—	27
Other comprehensive income (loss)	$(162)	$(17)	$(179)

Three Months Ended June 30, 2016	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(39)	$8	$(31)
Changes in retirement plans’ funded status	20	(7)	13
Foreign currency translation	153	—	153
Share of other comprehensive loss of entities using the equity method	(6)	—	(6)
Other comprehensive income (loss)	$128	$1	$129

Six Months Ended June 30, 2017	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$58	$7	$65
Changes in retirement plans’ funded status	46	(16)	30
Foreign currency translation	(266)	—	(266)
Share of other comprehensive loss of entities using the equity method	35	—	35
Other comprehensive income (loss)	$(127)	$(9)	$(136)

Six Months Ended June 30, 2016	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(28)	$9	$(19)
Changes in retirement plans’ funded status	40	(14)	26
Foreign currency translation	170	—	170
Share of other comprehensive loss of entities using the equity method	7	—	7
Other comprehensive income (loss)	$189	$(5)	$184

The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following (in millions):

	Unrealized Gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method	Total
Balance, January 1, 2016	$3	$(947)	$(806)	$(113)	$(1,863)
Other comprehensive income (loss), before reclassifications	17	(13)	167	7	178
Amounts reclassified from other comprehensive income	(36)	39	—	—	3
Other comprehensive income (loss) *	(19)	26	167	7	181
Balance, June 30, 2016	$(16)	$(921)	$(639)	$(106)	$(1,682)

Balance, January 1, 2017	$(88)	$(1,036)	$(490)	$(153)	$(1,767)
Other comprehensive income (loss), before reclassifications	37	—	(266)	36	(193)
Amounts reclassified from other comprehensive income (loss)	28	30	—	—	58
Other comprehensive income (loss) *	65	30	(266)	36	(135)
Balance, June 30, 2017	$(23)	$(1,006)	$(756)	$(117)	(1,902)
(*)	Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $(1) million and $3 million for the six months ended June 30, 2017 and 2016, respectively.

Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three and six months ended June 30, 2017 and 2016 consisted of the following:

	Amounts Reclassified from Other Comprehensive Income (Loss)		Amount reclassified from other comprehensive income (loss)		Consolidated Statement of Operations Line
	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
	(in millions)		(in millions)
Cash flow hedges	$(3)	$(13)	$(2)	$(20)	Net sales
	20	(16)	34	(22)	Cost of goods sold
	(7)	(4)	(4)	(6)	Other, net
	—	2	1	3	Interest expense
	—	6	(1)	9	Income taxes
	$10	$(25)	$28	$(36)
Change in retirement plans’ funded status:
Amortization of actuarial losses	$23	$22	$47	$46	*
Amortization of prior service cost	—	(1)	(1)	(2)	*
	(10)	(2)	(16)	(5)	Income taxes
	$13	$19	$30	$39
Total reclassifications, net of tax	$23	$(6)	$58	$3
(*)	These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.